RELATED PARTY TRANSACTIONS (Details) - USD ($)												9 Months Ended	12 Months Ended
	Nov. 08, 2024	Feb. 13, 2024	Jan. 31, 2024	Jan. 25, 2024	Nov. 21, 2023	Oct. 05, 2023	Oct. 04, 2023	Oct. 06, 2022	Nov. 12, 2021	Nov. 08, 2021	Nov. 03, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	May 21, 2025	Jun. 24, 2024	Jan. 22, 2024	Aug. 17, 2023	May 05, 2023	Feb. 02, 2023	Oct. 24, 2022	Oct. 05, 2022	Jun. 07, 2021
RELATED PARTY TRANSACTIONS
Advances from related parties												$ 456,858	$ 338,506
Other Liability, Current, Related Party [Extensible Enumeration]												Related party	Related party	Related party
Repayment of promissory note - related party												$ 47,800
Number of shares for each warrant																1
Exercise price of warrants (in dollars per share)												$ 9.65				$ 11.50
Conversion price of convertible notes												2.00
Common stock, par value (in dollars per share)												$ 0.0001	$ 0.0001			$ 0.0001
Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Advances from related parties													$ 117,871	$ 43,900
Other Liability, Current, Related Party [Extensible Enumeration]													Related party	Related party
Proceeds held in trust account used to repay working capital loans													$ 0
Repayment of promissory note - related party													$ 21,066
Number of shares for each warrant													1
Exercise price of warrants (in dollars per share)													$ 11.50
Maximum value of shares agreed to be purchased					$ 50,000,000
Period to fulfill shares agreed to be purchased					36 months
Promissory note - M2B | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount							$ 165,000
Interest expense paid and recorded													$ 22,958
Note payable, net of discount													167,958
Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Interest expense paid and recorded													429,007	$ 125,980
Default interest					$ 1,579,927								1,579,927
Number of warrants issued														173,913
Sale of common stock (in shares)														30,000
Additional Bridge Promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Interest expense paid and recorded													12,642
Note payable, net of discount													102,726
Exchange Note
RELATED PARTY TRANSACTIONS
Note payable, net of discount												$ 1,851,000
Exchange Note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Note payable, net of discount													2,621,558
Sponsor Affiliates | Subsequent Events
RELATED PARTY TRANSACTIONS
Advances from related parties	$ 52,000
Debt Conversion, Amount	$ 405,000
Sponsor | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Sponsor paid of expenses										$ 402,936
Advances from related parties													117,871
Affiliate of the sponsor | Promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Annual fixed interest rate (in percentage)							10.00%
Affiliate of the sponsor | Promissory note - M2B | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Purchase price							$ 150,000
Legal fee							5,000
Amortizable debt discount							15,000
Offering costs							$ 5,000
Interest expense paid and recorded													22,958
Note payable, net of discount													167,958
Affiliate of the sponsor | Promissory note - M2B | Digital Health Acquisition Corp. | Subsequent Events
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party			$ 190,750
Bridge Warrants
RELATED PARTY TRANSACTIONS
Exercise price of warrants (in dollars per share)								$ 11.50				$ 11.50
Promissory Note with Related Party | Promissory note | SCS Capital Partners LLC
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note																		$ 315,000
Promissory Note with Related Party | Sponsor | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount																					$ 350,000
Maximum borrowing capacity of related party promissory note																							$ 625,000
Repayment of promissory note - related party									$ 602,720
Promissory Note with Related Party | Sponsor | Digital Health Acquisition Corp. | Series A Preferred Stock
RELATED PARTY TRANSACTIONS
Debt Conversion, Amount					350,000
Promissory Note with Related Party | Affiliate of the sponsor | Digital Health Acquisition Corp. | Series A Preferred Stock
RELATED PARTY TRANSACTIONS
Debt Conversion, Amount					153,000
Promissory Note with Related Party | Affiliate of the sponsor | SCS Capital Partners LLC
RELATED PARTY TRANSACTIONS
Aggregate principal amount																		565,000
Promissory Note with Related Party | Affiliate of the sponsor | SCS Capital Partners LLC | Series A Preferred Stock
RELATED PARTY TRANSACTIONS
Debt Conversion, Amount					765,000
Promissory Note with Related Party | Affiliate of the sponsor | Unsecured promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount																				$ 250,000
Promissory Note with Related Party | Affiliate of the sponsor | Unsecured promissory note | SCS Capital Partners LLC
RELATED PARTY TRANSACTIONS
Aggregate principal amount																				$ 250,000
Promissory Note with Related Party | Affiliate of the sponsor | Promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount																		565,000	$ 200,000
Annual fixed interest rate (in percentage)																			10.00%
Promissory Note with Related Party | Affiliate of the sponsor | Promissory note | SCS Capital Partners LLC
RELATED PARTY TRANSACTIONS
Aggregate principal amount																			$ 200,000
Annual fixed interest rate (in percentage)																			10.00%
Promissory Note with Related Party | SCS Capital Partners LLC | Promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note																		$ 315,000
Unsecured promissory note | Digital Health Acquisition Corp. | Subsequent Events
RELATED PARTY TRANSACTIONS
Aggregate principal amount			$ 405,000														$ 200,000
Aggregate purchase price				$ 52,000
Administrative Services Agreement | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Expenses per month											$ 10,000
Due to related parties included in accrued expenses													90,550	$ 10,550
Administrative Services Agreement | Affiliate of the sponsor | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Administrative fees expense													120,000	120,000
Working capital loans | Working capital loans | Related party | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Advances from related parties													0	$ 0
Bridge Securities Purchase Agreement | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Amortizable debt discount								$ 443,665
Sale of common stock (in shares)								30,000
Bridge Securities Purchase Agreement | Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount								$ 2,222,222
Annual fixed interest rate (in percentage)								10.00%
Interest expense paid and recorded													429,007
Bridge Securities Purchase Agreement | Bridge Investor | Bridge Notes
RELATED PARTY TRANSACTIONS
Aggregate principal amount																						$ 2,222,222
Bridge Securities Purchase Agreement | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount						$ 2,222,222
Original issue discount (in percent)						10.00%
Bridge Securities Purchase Agreement | Bridge Warrants | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Number of warrants issued								173,913
Number of shares for each warrant								1
Exercise price of warrants (in dollars per share)								$ 11.50
Bridge Securities Purchase Agreement | Bridge Warrants | Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Original issue discount (in percent)								10.00%
Bridge Securities Purchase Agreement | Bridge Warrants | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Number of warrants issued						173,913
Number of shares for each warrant						1
Exercise price of warrants (in dollars per share)						$ 11.50
Sale of common stock (in shares)						30,000
Bridge Letter Agreement | Bridge Investor | Additional Bridge Promissory note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount					$ 166,667
Annual fixed interest rate (in percentage)					8.00%
Interest expense paid and recorded													12,642
Original issue discount (in percent)					10.00%
Conversion price of convertible notes					$ 10.00
Aggregate subscription amount					$ 150,000
Notes purchased on the date of signing					111,111
Notes purchased on the later date					$ 55,556
Common stock, par value (in dollars per share)					$ 0.0001
Bridge Letter Agreement | Bridge Investor | Additional Bridge Promissory note | Digital Health Acquisition Corp. | Subsequent Events
RELATED PARTY TRANSACTIONS
Notes purchased on the date of signing															$ 111,111
Exchange Agreement | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp. | iDoc
RELATED PARTY TRANSACTIONS
Nonexchangeable principal amount of note					$ 600,000
Exchange Agreement | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp. | VSee
RELATED PARTY TRANSACTIONS
Nonexchangeable principal amount of note					600,000
Exchange Agreement | Bridge Investor | Exchange Note | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount					$ 2,523,744								$ 2,523,744
Annual fixed interest rate (in percentage)					8.00%								8.00%
Interest expense paid and recorded													$ 22,433
Conversion price of convertible notes					$ 10.00								$ 10
Conversion Securities Purchase Agreement | Digital Health Acquisition Corp. | iDoc
RELATED PARTY TRANSACTIONS
Aggregate principal amount					$ 585,000
Conversion Securities Purchase Agreement | Affiliate of the sponsor | Digital Health Acquisition Corp. | Series A Preferred Stock | iDoc | Whacky
RELATED PARTY TRANSACTIONS
Debt Conversion, Amount					300,000
Conversion Securities Purchase Agreement | Affiliate of the sponsor | Digital Health Acquisition Corp. | Series A Preferred Stock | VSee | Whacky
RELATED PARTY TRANSACTIONS
Debt Conversion, Amount					220,000
Conversion Securities Purchase Agreement | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp. | iDoc | Subsequent Events
RELATED PARTY TRANSACTIONS
Debt Conversion, Amount		$ 600,000
Conversion Securities Purchase Agreement | Bridge Investor | Bridge Notes | Digital Health Acquisition Corp. | VSee | Subsequent Events
RELATED PARTY TRANSACTIONS
Debt Conversion, Amount		$ 600,000
Quantum Purchase Agreement | Quantum Investor
RELATED PARTY TRANSACTIONS
Aggregate principal amount					3,000,000
Quantum Purchase Agreement | Quantum Investor | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount					$ 3,000,000
Original issue discount (in percent)					7.00%